BANK FINANCIAL ASSETS AND LIABILITIES - Structure and amounts of bank loans to customers (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	₽ 92,842	₽ 63,038
Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	102,873	70,767
Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	(10,031)	(7,729)
Loans to legal entities | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	26,151	29,355
Corporate borrowers | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	24,192	27,414
Medium-sized enterprises and small businesses | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	1,959	1,941
Loans to individuals | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	73,839	38,777
Mortgage loans | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	11,164	11,668
Consumer loans | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	46,484	17,307
Credit cards | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	15,618	9,778
Other | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	573	24
Due from banks | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	2,883	2,635
Time deposits with banks | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	1,581	1,659
Obligatory reserves with the Central Bank of Russia | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Total bank deposits and loans to customers, net	₽ 1,302	₽ 976